Notes to portfolio of investments—March 31, 2021 (unaudited)

	Shares	Value
Common stocks: 99.36%
Communication services: 9.92%
Interactive media & services: 8.14%
Alphabet Incorporated Class C †	4,891	$ 10,117,669
Facebook Incorporated Class A †	21,120	6,220,474
		16,338,143
Wireless telecommunication services: 1.78%
T-Mobile US Incorporated †	28,582	3,581,039
Consumer discretionary: 10.99%
Automobiles: 1.91%
General Motors Company †	66,899	3,844,017
Internet & direct marketing retail: 3.59%
Amazon.com Incorporated †	2,329	7,206,112
Multiline retail: 1.69%
Dollar General Corporation	16,717	3,387,199
Specialty retail: 3.80%
Burlington Stores Incorporated †	15,307	4,573,732
Ulta Beauty Incorporated †	9,936	3,071,913
		7,645,645
Consumer staples: 2.81%
Food & staples retailing: 1.60%
Sysco Corporation	40,883	3,219,127
Household products: 1.21%
Church & Dwight Company Incorporated	27,734	2,422,565
Financials: 7.38%
Capital markets: 4.85%
CME Group Incorporated	7,970	1,627,713
Intercontinental Exchange Incorporated	24,575	2,744,536
S&P Global Incorporated	9,232	3,257,696
The Charles Schwab Corporation	32,361	2,109,290
		9,739,235
Insurance: 2.53%
Chubb Limited	13,181	2,082,203
Marsh & McLennan Companies Incorporated	24,610	2,997,498
		5,079,701
Health care: 14.36%
Biotechnology: 1.11%
Alexion Pharmaceuticals Incorporated †	14,516	2,219,642
Health care equipment & supplies: 6.29%
Align Technology Incorporated †	5,544	3,002,242
Boston Scientific Corporation †	79,593	3,076,269
See accompanying notes to portfolio of investments

Wells Fargo VT Opportunity Fund  |  1

Notes to portfolio of investments—March 31, 2021 (unaudited)

	Shares	Value
Health care equipment & supplies (continued)
LivaNova plc †	47,517	$ 3,503,428
Medtronic plc	25,877	3,056,850
		12,638,789
Health care providers & services: 1.98%
UnitedHealth Group Incorporated	10,689	3,977,056
Life sciences tools & services: 4.47%
Agilent Technologies Incorporated	20,899	2,657,098
Bio-Rad Laboratories Incorporated Class A †	5,112	2,919,821
Thermo Fisher Scientific Incorporated	7,460	3,404,595
		8,981,514
Pharmaceuticals: 0.51%
Viatris Incorporated †	73,613	1,028,374
Industrials: 17.62%
Aerospace & defense: 3.23%
MTU Aero Engines AG	10,132	2,384,677
Teledyne Technologies Incorporated †	9,925	4,105,476
		6,490,153
Commercial services & supplies: 1.67%
Republic Services Incorporated	33,821	3,360,116
Industrial conglomerates: 2.18%
Carlisle Companies Incorporated	26,620	4,381,120
Machinery: 6.59%
Fortive Corporation	56,246	3,973,217
Ingersoll Rand Incorporated †	40,661	2,000,928
ITT Incorporated	29,495	2,681,390
Otis Worldwide Corporation	37,792	2,586,862
SPX Corporation †	34,033	1,983,103
		13,225,500
Professional services: 1.38%
Dun & Bradstreet Holdings †	116,549	2,775,032
Trading companies & distributors: 2.57%
Air Lease Corporation	49,945	2,447,304
United Rentals Incorporated †	8,268	2,722,735
		5,170,039
Information technology: 26.67%
Electronic equipment, instruments & components: 1.74%
Amphenol Corporation Class A	53,004	3,496,674
IT services: 6.03%
Fidelity National Information Services Incorporated	23,555	3,312,069
Genpact Limited	75,968	3,252,950
MasterCard Incorporated Class A	15,578	5,546,547
		12,111,566
See accompanying notes to portfolio of investments

2  |  Wells Fargo VT Opportunity Fund

Notes to portfolio of investments—March 31, 2021 (unaudited)

	Shares	Value
Semiconductors & semiconductor equipment: 5.02%
Marvell Technology Group Limited	83,616	$ 4,095,512
Texas Instruments Incorporated	31,673	5,985,880
		10,081,392
Software: 10.08%
Fair Isaac Corporation †	6,402	3,111,692
Palo Alto Networks Incorporated †	9,364	3,015,770
Proofpoint Incorporated †	20,771	2,612,784
Salesforce.com Incorporated †	27,303	5,784,687
ServiceNow Incorporated †	3,779	1,889,916
Workday Incorporated Class A †	15,455	3,839,486
		20,254,335
Technology hardware, storage & peripherals: 3.80%
Apple Incorporated	62,472	7,630,955
Materials: 2.68%
Chemicals: 1.84%
The Sherwin-Williams Company	2,542	1,876,021
Westlake Chemical Corporation	20,471	1,817,620
		3,693,641
Metals & mining: 0.84%
Steel Dynamics Incorporated	33,250	1,687,770
Real estate: 6.93%
Equity REITs: 6.93%
American Tower Corporation	14,805	3,539,283
Equinix Incorporated	4,715	3,204,267
Sun Communities Incorporated	23,349	3,503,284
VICI Properties Incorporated	130,465	3,684,332
		13,931,166
Total Common stocks (Cost $120,771,620)		199,597,617

		Yield
Short-term investments: 0.74%
Investment companies: 0.74%
Wells Fargo Government Money Market Fund Select Class ♠∞		0.03%	1,480,997	1,480,997
Total Short-term investments (Cost $1,480,997)				1,480,997
Total investments in securities (Cost $122,252,617)	100.10%			201,078,614
Other assets and liabilities, net	(0.10)			(204,666)
Total net assets	100.00%			$200,873,948

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
REIT	Real estate investment trust
See accompanying notes to portfolio of investments

Wells Fargo VT Opportunity Fund  |  3

Notes to portfolio of investments—March 31, 2021 (unaudited)
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	% of net assets	Shares, end of period	Income from affiliated securities
Short-term investments
Investment companies
Wells Fargo Government Money Market Fund Select Class	$2,161,993	$8,566,551	$(9,247,547)	$0	$0	$1,480,997	0.74%	1,480,997	$120
See accompanying notes to portfolio of investments

4  |  Wells Fargo VT Opportunity Fund

Notes to portfolio of investments—March 31, 2021 (unaudited)

Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On March 31, 2021, such fair value pricing was not used in pricing foreign securities.
Investments in registered open-end investment companies are valued at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Wells Fargo VT Opportunity Fund  |  5

Notes to portfolio of investments—March 31, 2021 (unaudited)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of March 31, 2021:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$19,919,182	$0	$0	$19,919,182
Consumer discretionary	22,082,973	0	0	22,082,973
Consumer staples	5,641,692	0	0	5,641,692
Financials	14,818,936	0	0	14,818,936
Health care	28,845,375	0	0	28,845,375
Industrials	35,401,960	0	0	35,401,960
Information technology	53,574,922	0	0	53,574,922
Materials	5,381,411	0	0	5,381,411
Real estate	13,931,166	0	0	13,931,166
Short-term investments
Investment companies	1,480,997	0	0	1,480,997
Total assets	$201,078,614	$0	$0	$201,078,614
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the three months ended March 31, 2021, the Fund did not have any transfers into/out of Level 3.

6  |  Wells Fargo VT Opportunity Fund